LOANS FOR CAPITAL LEASE BUSINESS (Tables)	12 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt
As of June 30, 2018, the borrowings will be due according to the following schedule:

	Bank loans (principal amounts)	Other loans (principal amounts)
Within 1 year	$13,345,068	$4,382,920
Between 1 to 2 years	351,506	391,590
Between 2 to 3 years	-	-
Between 3 to 4 years	-	-
Between 4 to 5 years	-	-
Beyond 5 years	-	-
	$13,696,574	$4,774,510